10. Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits
Wages and salaries	€ 15,081	€ 11,587	€ 10,027
Social security costs	1,847	1,620	1,092
Employee benefits	€ 16,928	€ 13,207	€ 11,119